Material accounting policy information - Goodwill (Details) RON in Millions, $ in Millions	Mar. 30, 2025 CAD ($) cashGeneratingUnit	Mar. 30, 2025 RON cashGeneratingUnit	Mar. 31, 2024 cashGeneratingUnit
Disclosure of reconciliation of changes in goodwill [line items]
Number of cash generating units	12	12	12
Number of cash generating units that contribute to cash flows	11	11	11
Paola Confectii
Disclosure of reconciliation of changes in goodwill [line items]
Reallocation of goodwill	$ 5.2	RON (16.8)